Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

December 30, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Cohen & Steers Asia Pacific Realty Shares, Inc.

(Registration Statement File Nos. 333-133538; 811-21894)

Ladies and Gentlemen:

On behalf of Cohen & Steers Asia Pacific Realty Shares, Inc. (the “Company”), attached is the Company’s Registration Statement on Form N-1A, filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended.

Any questions or communications should be directed to the undersigned at 212-796-9373.

Very truly yours,

/s/ Erik G. Barrios
Erik G. Barrios
Associate General Counsel